Document and Entity Information	Sep. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001834045
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-40016
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	937 Tahoe Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(877)
Local Phone Number	289-9463
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value per share
Trading Symbol	VWE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false